REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
79.61%	COMMON STOCK
6.67%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	51,842	$28,461,258

18.59%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	97,721	18,021,707
	Netflix, Inc.(A)	27,498	31,120,037
	Tesla, Inc.(A)	106,957	30,178,987
			79,320,731

29.79%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	185,412	18,049,858
	Apple, Inc.	84,085	17,868,063
	Broadcom, Inc.	150,503	28,967,312
	Intel Corp.(A)	896,376	18,017,158
	Micron Technology, Inc.	234,754	18,064,320
	Nvidia Corp.	240,089	26,150,494
			127,117,205

24.56%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Adobe, Inc.(A)	47,881	17,954,417
	Alphabet, Inc. Class A	113,160	17,969,808
	Microsoft Corp.	45,554	18,005,674
	Palantir Technologies Inc.(A)	277,995	32,925,728
	Salesforce, Inc.	66,838	17,960,039
			104,815,666

79.61%	TOTAL COMMON STOCK		339,714,860

2.10%	SHORT-TERM INVESTMENTS
2.10%	TREASURY BILLS
	US Treasury 05/27/2025 0.041%(B)	9,000,000	8,972,697

81.71%	TOTAL INVESTMENTS		348,687,557

18.29%	Other assets, net of liabilities		78,036,605
100.00%	NET ASSETS		$426,724,162

(A) Non-income producing

(B) Zero coupon security. The rate shown is the yield-to-maturity on the date of April 30,2025

See Notes to Schedule of Investments.

REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written

April 30, 2025 (unaudited)

(2.91%) OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.91%)	CALL
	AAPL US 05/16/25 C220	830	(17,637,500)	220		$(294,650)
	AAPL US 05/16/25 C230	10	(212,500)	230		(1,170)
	ADBE US 05/16/25 C390	473	(17,736,554)	390		(177,375)
	ADBE US 05/16/25 C400	5	(187,490)	400		(820)
	AMD US 05/16/25 C105	1,854	(18,048,690)	105		(496,872)
	AMZN US 05/16/25 C200	977	(18,017,834)	200		(214,940)
	AVGO US 05/16/25 C200	1,505	(28,966,735)	200		(702,835)
	CRM US 05/16/25 C280	661	(17,761,731)	280		(214,825)
	CRM US 05/16/25 C290	7	(188,097)	290		(910)
	GOOGL US 05/16/25 C170	1,131	(17,960,280)	170		(89,349)
	INTC US 05/16/25 C22	8,864	(17,816,640)	22		(221,600)
	INTC US 05/16/25 C24	99	(198,990)	24		(594)
	META US 05/16/25 C570	514	(28,218,600)	570		(868,660)
	META US 05/16/25 C580	4	(219,600)	580		(5,468)
	MSFT US 05/16/25 C425	455	(17,984,330)	425		(87,360)
	MU US 05/16/25 C80	2,320	(17,852,400)	80		(542,880)
	MU US 05/16/25 C85	27	(207,765)	85		(2,781)
	NFLX US 05/16/25 C1080	273	(30,895,956)	1,080.00		(1,582,854)
	NFLX US 05/16/25 C1200	1	(113,172)	1,200.00		(885)
	NVDA US 05/16/25 C110	2,383	(25,955,636)	110.00		(929,370)
	NVDA US 05/16/25 C115	17	(185,164)	115.00		(3,128)
	PLTR US 05/16/25 C110	2,759	(32,677,596)	110.00		(4,108,151)
	PLTR US 05/16/25 C120	20	(236,880)	120.00		(19,080)
	TSLA US 05/16/25 C280	1,069	(30,162,904)	280.00		(1,849,370)
						(12,415,927)

(2.91%)	TOTAL OPTIONS WRITTEN					(12,415,927)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive\ upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$339,714,860	$—	$—	$339,714,860
SHORT-TERM INVETMENTS		8,972,697		8,972,697
TOTAL INVESTMENTS	$339,714,860	$8,972,697	$—	$348,687,557
OPTIONS WRITTEN		(12,415,927)		(12,415,927)
TOTAL SHORT INVESTMENTS	$—	$(12,415,927)	$—	$(12,415,927)

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $300,077,474, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,537,747
Gross unrealized depreciation	(13,343,591)
Net unrealized appreciation	$36,194,156